Stockholders' Equity - Schedule of summary of warrants (Details) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2022	Feb. 28, 2022
Class of Warrant or Right [Line Items]
Number of warrants issued as part of finance deal	10,070,036	10,070,036
Number of broker warrants issued as part of finance deal	1,662,337	1,662,337
Warrant [Member]
Class of Warrant or Right [Line Items]
Number of Warrants	11,732,373	0
Weighted Avg. Exercise Price	$ 0.79	$ 0
Number of warrants issued as part of finance deal	0	10,070,036
Weighted average exercise price of Warrants issued as part of finance deal	$ 0	$ 0.7
Number of broker warrants issued as part of finance deal	0	1,662,337
Weighted average exercise price of Broker Warrants issued as part of finance deal	$ 0	$ 0.09
Broker warrants exercised	(454,817)
Number of Warrants	11,277,556	11,732,373
Weighted Avg. Exercise Price	$ 0.8	$ 0.79